Benefit Plans - Summary Of Investment Strategy For Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Plan assets by category
Plan assets	$ 5,479	$ 7,521
Plan assets, percentage	100.00%	100.00%
Equity Securities [Member]
Plan assets by category
Plan assets		7,398
Plan assets, percentage		98.30%
Debt Securities [Member]
Plan assets by category
Plan assets	5,392	117
Plan assets, percentage	98.40%	1.60%
Cash and Cash Equivalents [Member]
Plan assets by category
Plan assets	$ 87	$ 6
Plan assets, percentage	1.60%	0.10%